UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07377

Morgan Stanley Multi Cap Growth Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	November 30,

Date of reporting period:	August 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments • August 31, 2015 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (90.9)%
	Automobiles (4.4)%
64,190	Tesla Motors, Inc. (a)	$15,987,161

	Beverages (2.9)%
77,175	Monster Beverage Corp. (a)	10,685,651

	Biotechnology (0.9)%
15,616	Alnylam Pharmaceuticals, Inc. (a)	1,607,043
37,764	Intrexon Corp. (a)	1,680,498
		3,287,541
	Capital Markets (0.8)%
151,422	WisdomTree Investments, Inc.	2,839,163

	Electrical Equipment (1.5)%
147,929	BWX Technologies, Inc.	3,923,077
30,806	SolarCity Corp. (a)(b)	1,487,314
		5,410,391
	Food Products (3.6)%
75,941	Keurig Green Mountain, Inc.	4,298,261
111,675	Mead Johnson Nutrition Co.	8,748,619
		13,046,880
	Health Care Equipment & Supplies (3.9)%
27,950	Intuitive Surgical, Inc. (a)	14,281,053

	Health Care Technology (4.1)%
85,079	athenahealth, Inc. (a)	11,312,955
73,924	Medidata Solutions, Inc. (a)	3,549,830
		14,862,785
	Hotels, Restaurants & Leisure (2.4)%
156,617	Starbucks Corp.	8,568,516

	Information Technology Services (4.4)%
98,581	Mastercard, Inc., Class A	9,105,927
99,353	Visa, Inc., Class A	7,083,869
		16,189,796
	Internet & Catalog Retail (13.2)%
64,360	Amazon.com, Inc. (a)	33,009,600
132,705	JD.com, Inc. ADR (China) (a)	3,434,405
9,421	Priceline Group, Inc. (The) (a)	11,763,438
		48,207,443
	Internet Software & Services (20.5)%
55,301	Alibaba Group Holding Ltd. ADR (China) (a)	3,656,502
312,401	Facebook, Inc., Class A (a)	27,938,021
26,028	Google, Inc., Class C (a)	16,091,811
75,698	LinkedIn Corp., Class A (a)	13,671,059
480,988	Twitter, Inc. (a)	13,366,657
		74,724,050
	Life Sciences Tools & Services (5.0)%
91,533	Illumina, Inc. (a)	18,087,836

	Machinery (1.0)%
217,029	Manitowoc Co., Inc. (The)	3,706,855

	Media (1.5)%
41,699	Naspers Ltd., Class N (South Africa)	5,414,828

	Pharmaceuticals (6.9)%
66,372	Valeant Pharmaceuticals International, Inc. (Canada) (a)	15,305,383
220,925	Zoetis, Inc.	9,912,905
		25,218,288

	Software (8.7)%
62,826	FireEye, Inc. (a)	2,373,566
163,534	Salesforce.com, Inc. (a)	11,342,718
162,670	Splunk, Inc. (a)	10,080,660
114,094	Workday, Inc., Class A (a)	8,016,245
		31,813,189
	Specialty Retail (2.1)%
104,676	Five Below, Inc. (a)	4,047,821
38,326	Restoration Hardware Holdings, Inc. (a)	3,544,388
		7,592,209
	Tech Hardware, Storage & Peripherals (3.1)%
45,902	3D Systems Corp. (a)(b)	630,234
88,872	Apple, Inc.	10,021,207
15,491	Stratasys Ltd. (a)(b)	474,954
		11,126,395
	Total Common Stocks (Cost $210,328,904)	331,050,030
	Preferred Stocks (3.8)%
	Hotels, Restaurants & Leisure (1.1)%
143,970	Blue Bottle Coffee, Inc., Series B (a)(c)(d)(e) (acquisition cost - $2,083,131; acquired 01/24/14)	4,192,407

	Internet & Catalog Retail (1.5)%
58,155	Airbnb, Inc., Series D (a)(c)(d)(e) (acquisition cost - $2,367,666; acquired 04/16/14)	5,413,905

	Life Sciences Tools & Services (0.8)%
901,243	10X Technologies, Inc., Series B (a)(c)(e)	2,956,077

	Software (0.4)%
197,427	Lookout, Inc., Series F (a)(c)(d)(e) (acquisition cost - $2,255,228; acquired 06/17/14)	1,391,860
	Total Preferred Stocks (Cost $9,653,090)	13,954,249

NOTIONAL AMOUNT
	Call Options Purchased (0.4)%
	Foreign Currency Options
50,059,462	USD/CNY June 2016 @ CNY 6.70	864,126
59,267,802	USD/CNY November 2015 @ CNY 6.65	361,178
	Total Call Options Purchased (Cost $389,048)	1,225,304

NUMBER OF SHARES (000)
Short-Term Investments (7.0)%
Securities held as Collateral on Loaned Securities (0.7)%
Investment Company (0.6)%
2,117	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $2,116,809)	2,116,809

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.1)%
$309	Barclays Capital, Inc. (0.13%, dated 08/31/15, due 09/01/15; proceeds $309,087; fully collateralized by various U.S. Government obligations; 0.50% - 1.88% due 09/30/16 - 11/30/21; valued at $315,269)	309,087
48	Barclays Capital, Inc. (0.15%, dated 08/31/15, due 09/01/15; proceeds $47,552; fully collateralized by various U.S. Government obligations; 0.50% - 1.88% due 09/30/16 - 11/30/21; valued at $48,503)	47,552

48	BNP Paribas Securities Corp. (0.13%, dated 08/31/15, due 09/01/15; proceeds $47,552; fully collateralized by various U.S. Government obligations; 0.00% - 4.38% due 05/15/16 - 05/15/40; valued at $48,503)	47,552
71	Merrill Lynch & Co., Inc. (0.14%, dated 08/31/15, due 09/01/15; proceeds $71,327; fully collateralized by a U.S. Government agency security; 6.25% due 07/15/32; valued at $72,757)	71,327
	Total Repurchase Agreements (Cost $475,518)	475,518
	Total Securities held as Collateral on Loaned Securities (Cost $2,592,327)	2,592,327

NUMBER OF SHARES (000)
	Investment Company (6.3)%
23,044	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $23,044,007)		23,044,007
	Total Short-Term Investments (Cost $25,636,334)		25,636,334

	Total Investments (Cost $246,007,376) (g)(h)	102.1%	371,865,917
	Liabilities in Excess of Other Assets	(2.1)	(7,568,805)
	Net Assets	100.0%	$364,297,112

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at August 31, 2015 were $2,592,502 and $2,616,995, respectively. The Fund received cash collateral of $2,616,995, of which $2,592,327 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At August 31, 2015, there was uninvested cash of $24,668 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

At August 31, 2015, the Fund held fair valued securities valued at $13,954,249, representing 3.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2015 amounts to $10,998,172 and represents 3.0% of net assets.

(e)	Illiquid security.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended August 31, 2015, advisory fees paid were reduced by $10,887 relating to the Fund’s investment in the Liquidity Funds.

(g)

The fair value and percentage of net assets, $5,414,828 and 1.5%, respectively, represents a security that has been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Currency Abbreviations:
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Multi Cap Growth Trust

Summary of Investments • August 31, 2015 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Internet Software & Services	$74,724,050		20.2%
Internet & Catalog Retail	53,621,348		14.5
Software	33,205,049		9.0
Pharmaceuticals	25,218,288		6.8
Investment Company	23,044,007		6.2
Life Sciences Tools & Services	21,043,913		5.7
Information Technology Services	16,189,796		4.4
Automobiles	15,987,161		4.3
Health Care Technology	14,862,785		4.0
Health Care Equipment & Supplies	14,281,053		3.9
Food Products	13,046,880		3.5
Hotels, Restaurants & Leisure	12,760,923		3.5
Tech Hardware, Storage & Peripherals	11,126,395		3.0
Beverages	10,685,651		2.9
Specialty Retail	7,592,209		2.1
Media	5,414,828		1.5
Electrical Equipment	5,410,391		1.5
Machinery	3,706,855		1.0
Biotechnology	3,287,541		0.9
Capital Markets	2,839,163		0.8
Other	1,225,304		0.3
	$369,273,590	+	100.0%

+   Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Multi Cap Growth Trust

Notes to Portfolio of Investments • August 31, 2015 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer;  (6) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Automobiles	$15,987,161	$—	$—	$15,987,161
Beverages	10,685,651	—	—	10,685,651
Biotechnology	3,287,541	—	—	3,287,541
Capital Markets	2,839,163	—	—	2,839,163
Electrical Equipment	5,410,391	—	—	5,410,391
Food Products	13,046,880	—	—	13,046,880
Health Care Equipment & Supplies	14,281,053	—	—	14,281,053
Health Care Technology	14,862,785	—	—	14,862,785
Hotels, Restaurants & Leisure	8,568,516	—	—	8,568,516
Information Technology Services	16,189,796	—	—	16,189,796
Internet & Catalog Retail	48,207,443	—	—	48,207,443
Internet Software & Services	74,724,050	—	—	74,724,050
Life Sciences Tools & Services	18,087,836	—	—	18,087,836
Machinery	3,706,855	—	—	3,706,855
Media	—	5,414,828	—	5,414,828
Pharmaceuticals	25,218,288	—	—	25,218,288
Software	31,813,189	—	—	31,813,189
Specialty Retail	7,592,209	—	—	7,592,209
Tech Hardware, Storage & Peripherals	11,126,395	—	—	11,126,395
Total Common Stocks	325,635,202	5,414,828	—	331,050,030
Preferred Stocks	—	—	13,954,249	13,954,249
Call Options Purchased	—	1,225,304	—	1,225,304
Short-Term Investments
Investment Company	25,160,816	—	—	25,160,816
Repurchase Agreements	—	475,518	—	475,518
Total Short-Term Investments	25,160,816	475,518	—	25,636,334
Total Assets	$350,796,018	$7,115,650	$13,954,249	$371,865,917

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of August 31, 2015, securities with a total value of $5,414,828 transferred from Level 1 to Level 2. At August 31, 2015, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks
Beginning Balance	$6,529,071
Purchases	2,947,065
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	4,478,113
Realized gains (losses)	—
Ending Balance	$13,954,249

Net change in unrealized appreciation (depreciation) from investments still held as of August 31, 2015	$4,478,113

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at August 31 2015	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Hotel, Restaurants & Leisure
Preferred Stock	$4,192,407	Market Transaction Method	Pending Precedent Transaction	$33.32	$33.32	$33.32	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.0%	20.0%	19.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.2x	7.7x	5.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Internet & Catalog Retail
Preferred Stock	$5,413,905	Market Transaction Method	Issuance Price of Financing	$93.09	$93.09	$93.09	Increase

Life Sciences Tools & Services
Preferred Stock	$2,956,077	Market Transaction Method	Precedent Transaction	$3.27	$3.27	$3.27	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	32.0%	34.0%	33.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.4x	5.0x	5.0x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Software
Preferred Stock	$1,391,860	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42	$11.42	$11.42	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.5%	20.5%	19.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	12.2x	12.8x	12.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
October 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2015